Fee and Commission Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission expense [abstract]
For credit and debit cards	$ 67,777,600	$ 71,874,724	$ 72,598,091
For foreign trade transactions	18,507,530	3,068,814	3,093,282
For promotions and other	11,650,892	8,136,693	9,553,506
Linked to transactions with securities	67,420	48,894	72,604
Other commission expenses	17,383,867	18,354,987	14,397,779
TOTAL	$ 115,387,309	$ 101,484,112	$ 99,715,262